Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Earning per share

The following table sets forth the computation of basic earnings per share for the periods presented:

	For the Years Ended December 31,
	2024	2023	2022
Numerator:
Net income	$2,372,842	$2,253,709	$10,011,177
Denominator:
Weighted average outstanding ordinary Class A shares-Basic	42,291,202	21,435,316	100
Earnings per share: Basic	$0.056	$0.105	$100,112